Deposits [Text Block]	12 Months Ended
Mar. 31, 2014
Deposits [Text Block]
9.	DEPOSITS

The balances of time deposits, including certificates of deposit (“CDs”), issued in amounts of ¥10 million (approximately U.S.$97 thousand at the Federal Reserve Bank of New York’s noon buying rate on March 31, 2014) or more with respect to domestic deposits and issued in amounts of U.S.$100,000 or more with respect to foreign deposits were ¥28,267,100 million and ¥19,783,917 million, respectively, at March 31, 2013, and ¥27,555,387 million and ¥26,026,728 million, respectively, at March 31, 2014.

The maturity information at March 31, 2014 for domestic and foreign time deposits, including CDs, is summarized as follows:

	Domestic	Foreign
	(in millions)
Due in one year or less	¥35,654,357	¥25,819,867
Due after one year through two years	6,307,843	421,138
Due after two years through three years	2,813,975	145,802
Due after three years through four years	611,214	121,113
Due after four years through five years	807,890	130,491
Due after five years	464,856	23,225

Total	¥46,660,135	¥26,661,636